G4 Employee information	12 Months Ended
Dec. 31, 2023
Number and average number of employees [abstract]
G4 Employee information

Employee information
Employee numbers, wages and salaries

Average number of employees by gender and market area
	2023			2022
	Women	Men	Total	Women	Men	Total
South East Asia, Oceania and India	6,035	21,625	27,660	5,700	20,902	26,602
North East Asia	4,293	8,403	12,696	4,376	8,711	13,087
North America	2,720	8,546	11,266	2,471	8,415	10,886
Europe and Latin America 1)	11,772	33,740	45,512	12,017	34,637	46,654
Middle East and Africa	886	3,624	4,510	883	3,629	4,512
Total	25,706	75,938	101,644	25,447	76,294	101,741
1) Of which in EU	8,900	25,564	34,464	9,006	26,259	35,265
Of which in Sweden	3,393	10,224	13,617	3,408	10,635	14,043

Number of employees by market area at year-end
	2023	2022
South East Asia, Oceania and India	27,016	27,761
North East Asia	12,331	13,207
North America	10,744	11,993
Europe and Latin America 1)	45,380	48,023
Middle East and Africa	4,481	4,545
Total	99,952	105,529
1) Of which in EU	34,763	36,594
Of which in Sweden	13,977	14,481

Number of employees by gender and age at year-end 2023
	Women	Men	Percent of total
Under 25 years old	1,378	2,063	3%
25–35 years old	9,222	19,196	29%
36–45 years old	8,093	26,681	35%
46–55 years old	5,019	17,809	23%
Over 55 years old	2,265	8,226	10%
Percent of total	26%	74%	100%

Employee movements
	2023	2022
Headcount at year-end	99,952	105,529
Employees who have left the Company	13,362	13,028
Employees who have joined the Company	7,785	17,235
Temporary employees	433	627

Wages and salaries and social security expenses
(SEK million)	2023	2022
Wages and salaries	84,996	73,526
Social security expenses	16,442	15,665
Of which pension costs	6,175	6,316
Amounts related to the President and CEO and the Executive Leadership Team are included in the table above.

Remuneration to Board members and Presidents in subsidiaries
(SEK million)	2023	2022
Salary and other remuneration	459	477
Of which annual variable remuneration	109	90
Pension costs 1)	36	34

1)	Pension costs are over and above any social security charges and taxes.

Board members, Presidents and Group management by gender at year end
	2023		2022
	Women	Men	Women	Men
Parent Company
Board members and President	38%	62%	36%	64%
Group Management	25%	75%	19%	81%

Subsidiaries
Board members and Presidents	21%	79%	20%	80%